Fair value of financial instruments - Assets and liabilities held at fair value by product type (Details) - Level 3 - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Assets	£ 17,773	£ 12,415
Liabilities	(7,461)	(6,490)
Corporate debt
Disclosure of detailed information about financial instruments [line items]
Assets	1,677	1,205
Liabilities	(49)	(21)
Reverse repurchase and repurchase agreements
Disclosure of detailed information about financial instruments [line items]
Assets	37	13
Liabilities	(434)	(172)
Non-asset backed loans
Disclosure of detailed information about financial instruments [line items]
Assets	8,105	3,743
Liabilities	0	0
Private equity investments
Disclosure of detailed information about financial instruments [line items]
Assets	140	148
Liabilities	0	0
Other
Disclosure of detailed information about financial instruments [line items]
Assets	2,641	3,296
Liabilities	(615)	(238)
Interest rate derivatives
Disclosure of detailed information about financial instruments [line items]
Assets	2,361	1,091
Liabilities	(2,858)	(1,351)
Foreign exchange derivatives
Disclosure of detailed information about financial instruments [line items]
Assets	1,513	376
Liabilities	(1,474)	(374)
Credit derivatives
Disclosure of detailed information about financial instruments [line items]
Assets	290	323
Liabilities	(603)	(709)
Equity derivatives
Disclosure of detailed information about financial instruments [line items]
Assets	1,009	2,220
Liabilities	£ (1,428)	£ (3,625)